CUSTOMER DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2017
Deposits from Customers [Member]
CUSTOMER DEPOSITS (Tables) [Line Items]
Disclosure Of Customer Deposits TextBlock
	2017	2016
	£m	£m
Non-interest bearing current accounts	70,444	61,804
Interest bearing current accounts	95,889	90,978
Savings and investment accounts	196,966	208,227
Liabilities in respect of securities sold under repurchase agreements	2,638	2,462
Other customer deposits	52,187	51,989
Customer deposits	418,124	415,460